CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
REVENUES:
Time Charter Revenues	$ 175,576	$ 164,005	$ 220,785
Other revenues	0	447	2,447
EXPENSES:
Voyage expenses	10,665	8,119	8,274
Vessel operating expenses	86,923	77,211	66,293
Depreciation and amortization of deferred charges	70,503	64,741	62,010
General and administrative expenses	26,217	23,724	24,913
Foreign currency gain	(528)	(690)	(1,374)
Operating income / (loss)	(18,204)	(8,653)	63,116
OTHER INCOME / (EXPENSES):
Interest and finance costs	(8,427)	(8,140)	(7,618)
Interest and other income	3,627	1,800	1,432
Income / (loss) from derivative instruments	68	(118)	(518)
Income / (loss) from investment in Diana Containerships Inc.	12,668	(6,094)	(1,773)
Total other income / (expenses), net	7,936	(12,552)	(8,477)
Net income / (loss)	(10,268)	(21,205)	54,639
Dividends on series B preferred shares	(5,080)
Net income / (loss) attributed to common stockholders	$ (15,348)	$ (21,205)	$ 54,639
Earnings / (loss) per common share, basic and diluted	$ (0.19)	$ (0.26)	$ 0.67
Weighted average number of common shares, basic and diluted	81,292,290	81,328,390	81,083,485